Significant Accounting Policies - Additional Information (Detail)					3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) shares	May 19, 2023 shares	Dec. 31, 2022 USD ($) shares	May 28, 2021 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 shares	Sep. 30, 2023 USD ($) Customers Vendors shares	Sep. 30, 2022 USD ($) Vendors Customers shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Customers Vendors shares	Dec. 31, 2021 USD ($) Customers Vendors shares	Dec. 31, 2020 USD ($) Customers Vendors	Jan. 01, 2023 USD ($)	Dec. 14, 2022 USD ($)	Oct. 31, 2022 USD ($)
Cash equivalents	$ 0		$ 0		$ 0		$ 0		$ 0	$ 0	$ 0
Federal depository insurance coverage amount	250,000		250,000		250,000		250,000			250,000
Unrecognized tax benefits	0		0		0		0		0	0	0
Unrecognized tax benefits, income tax penalties and interest accrued	0		0		$ 0		$ 0		0	0	0
Transaction costs				$ 13,000,756
Underwriting discount				4,500,000
Deferred underwriting discount				7,875,000
Other offering costs				$ 625,756
Offering costs recorded as a reduction of equity	12,609,646		12,609,646
Warrant issuance costs	391,110		391,110						$ 391,110	$ 0
Effective income tax rate reconciliation, percent					6.95%	304.13%	33.55%	4.35%	0.00%	14.10%
Effective income tax rate reconciliation, at federal statutory income tax rate, percent					21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
LGM ENTERPRISES, LLC [Member]
Net sales							$ 239,397,000	$ 237,629,000		$ 320,042,000	208,277,000	$ 121,039,000
Accounts receivable, net	719,000		14,088,000		$ 719,000		719,000		$ 3,196,000	14,088,000	3,196,000
Allowance for credit losses	80,000		$ 82,000		80,000		80,000		$ 96,000	$ 82,000	$ 96,000	66,000
ACL related to debt securities	$ 0				$ 0		0						$ 0
Realized losses, debt securities							$ 238,000	131,000				0
Number of unrealized loss position, debt securities	31		24		31		31		14	24	14
Fair value of debt securities in an unrealized loss position	$ 30,210,000		$ 7,236,000		$ 30,210,000		$ 30,210,000		$ 4,927,000	$ 7,236,000	$ 4,927,000
Aggregate unrealized loss			838,000						48,000	838,000	48,000
Fair value of debt securities in an unrealized loss position greater than one year	3,334,000		1,765,000		3,334,000		3,334,000			1,765,000					$ 1,765,000
Unrealized losses of debt securities in an unrealized loss position greater than one year	661,000		98,000		661,000		661,000			98,000
Gain (loss) on sale of property plant equipment							12,435,000	14,321,000		15,333,000	(2,297,000)	(3,129,000)
Gain (loss) on aircraft sold							12,435,000	14,321,000		15,333,000	(2,297,000)	(3,129,000)
Capitalized sales commissions							919,000	728,000		1,053,000	582,000
Contract acquisition costs	576,000		290,000		576,000		576,000		373,000	290,000	373,000			$ 290,000
Prepaid expenses and other current assets	558,000		484,000		558,000		558,000		0	484,000	0
Amortization of contract costs							558,000	511,000		653,000	431,000	65,000
Advertising expenses							4,082,000	2,110,000		3,242,000	1,275,000	1,039,000
Debt securities realized loss										400,000	400,000
Debt securities realized gain										11,000	11,000
Impairment of long lived assets										0	0	0
Upfront deposit										1,250,000
Right of use asset	75,536,000		51,051,000		75,536,000		75,536,000		44,580,000	51,051,000	44,580,000
Operating lease liability	76,444,000		50,513,000		76,444,000		76,444,000			50,513,000
LGM ENTERPRISES, LLC [Member] | Accounting Standards Update 2016-02 [Member]
Right of use asset			2,466,000							2,466,000
Operating lease liability			2,466,000							2,466,000
LGM ENTERPRISES, LLC [Member] | Aircraft [Member]
Security deposit	1,250,000		1,250,000		1,250,000		1,250,000			1,250,000
Gain (loss) on sale of property plant equipment										15,333,000
Gain (loss) on aircraft sold							12,435,000	$ 14,321,000			$ (2,297,000)	$ (3,129,000)
LGM ENTERPRISES, LLC [Member] | Jet Club Membership [Member]
Membership monthly fee										1,000
LGM ENTERPRISES, LLC [Member] | Jet Club Membership [Member] | Maximum [Member]
Security deposit	500,000		500,000		500,000		500,000			500,000
LGM ENTERPRISES, LLC [Member] | Jet Club Membership [Member] | Minimum [Member]
Security deposit	100,000		75,000		100,000		$ 100,000			$ 75,000
LGM ENTERPRISES, LLC [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of customer | Customers							1	1		1	1	1
Net sales							$ 67,688,000	$ 93,356,000		$ 125,360,000	$ 47,083,000	$ 37,898,000
Concentration risk percentage							28.00%	39.00%		39.00%	23.00%	31.00%
LGM ENTERPRISES, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customer | Customers							1			1
Concentration risk percentage							15.00%			94.00%
Accounts receivable, net	$ 118,000		13,348,000		$ 118,000		$ 118,000			$ 13,348,000
LGM ENTERPRISES, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customer | Customers										1	1
Concentration risk percentage										91.00%	87.00%
Accounts receivable, net			$ 8,682,000						$ 2,848,000	$ 8,682,000	$ 2,848,000
LGM ENTERPRISES, LLC [Member] | Cost of Goods and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage							15.00%	20.00%		16.00%	10.00%	10.00%
Number of vendor | Vendors							1	1		1	0	0
Cost of revenue							$ 29,213,000	$ 37,012,000		$ 39,656,000
Common Class A [Member]
Temporary equity stock redeemed during the period shares | shares		18,268,171
Temporary equity stock shares outanding | shares	4,231,829		22,500,000		4,231,829		4,231,829		22,500,000	22,500,000	22,500,000
Common Class A [Member] | Extension Agreement [Member]
Temporary equity stock redeemed during the period shares | shares		18,268,171
Temporary equity stock shares outanding | shares	4,231,289		22,500,000		4,231,289		4,231,289			22,500,000
Common Class A [Member] | Common Stock [Member]
Stock issued during period shares | shares							22,500,000			22,500,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share | shares					11,833,333	11,833,333	11,833,333	11,833,333		11,833,333